Annual Total Returns[BarChart] - Pioneer Bond Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.08%	8.66%	0.49%	5.92%	(0.01%)	4.18%	4.10%	(0.88%)	8.94%	8.50%